Commitments and Contingencies	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies:

(a) Long-term time charters: As at June 30, 2015, the Company has entered into time charter arrangements on all of its vessels in operation with international liner operators. These arrangements as at June 30, 2015, have remaining terms of up to 105 months. As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
2015	238,280
2016	429,002
2017	371,984
2018	198,759
2019	122,306
2020 and thereafter	310,852
1,671,183

(b) Pursuant to the Framework Agreement the Company has a contractual commitment of approximately $122,587 representing 49% of the remaining construction cost of three vessels under construction, 40% of the remaining construction cost of five vessels under construction and 25% of the construction cost of two vessels under construction (Note 9).

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.